Related Party Transactions - Summary of Transactions Between Related Parties Explanatory (Detail) - Entities with joint control or significant influence over entity [member] - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Due From Due To Related Party Transactions	R$ 175,859	R$ (732,420)	R$ (732,420)	R$ (451,481)
Income Expense From Related Party Transactions	(26,039)	(9,841)	(49,779)	(40,585)
Securities [member]
Disclosure of transactions between related parties [line items]
Due From Due To Related Party Transactions	152,636	123,813	123,813	69,647
Income Expense From Related Party Transactions	3,780	2,094	10,381	147,258
Securities purchased under agreements to resell [member]
Disclosure of transactions between related parties [line items]
Due From Due To Related Party Transactions	64,999	196,009	196,009
Income Expense From Related Party Transactions	(30,087)		1,550
Accounts Receivable [member]
Disclosure of transactions between related parties [line items]
Due From Due To Related Party Transactions	348	594	594
Income Expense From Related Party Transactions	797	61	1,025
Securities sold under repurchase agreements [member]
Disclosure of transactions between related parties [line items]
Due From Due To Related Party Transactions		(1,000,168)	(1,000,168)	(426,207)
Income Expense From Related Party Transactions			(58,078)	(3,586)
Borrowings [member]
Disclosure of transactions between related parties [line items]
Due From Due To Related Party Transactions	(42,124)	(52,668)	(52,668)	(94,921)
Income Expense From Related Party Transactions	R$ (529)	R$ (11,996)	R$ (4,657)	R$ (184,257)